UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Address of principal executive offices)(Zip code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio  44147

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio  43215

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: November 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

TOWPATH FOCUS FUND

Ticker: TOWFX

Institutional Share Class

TOWPATH TECHNOLOGY FUND

Ticker: TOWTX

Institutional Share Class

www.oelschlagerinvestments.com

ANNUAL REPORT

NOVEMBER 30, 2023

TOWPATH FOCUS FUND

MANAGEMENT DISCUSSION & ANALYSIS (UNAUDITED)

For the fiscal year ended November 30, 2023, Towpath Focus Fund returned 3.72%, while the Russell 3000 Index returned 12.58% and the Lipper Multi-Cap Core Average 8.46%.  Since inception almost four years ago, the Fund has gained 53.31%, compared to Russell’s 46.71% and Lipper’s 38.02%.

In its ongoing battle to reduce inflation, the Federal Reserve continued to raise interest rates, but toward the end of the fiscal year signaled that it expects to lower them in 2024.  Despite rising rates on both the short and long end of the curve, stocks defied expectations and moved higher, as fears of recession faded and an economic soft landing became the consensus view.  After struggling in the prior year, growth stocks reestablished themselves as market leaders, with shares of many technology companies surging.  The Russell Growth Index outperformed the Russell Value Index by about 25 percentage points, and large caps significantly outpaced small caps.

Our relatively defensive positioning and exposure to small caps caused us to lag the benchmarks.  We are maintaining our cautious stance given elevated valuations, an abundance of optimism in the market, and the lagged effects of the severe interest rate hikes over the past couple years.  In the aftermath of past interest rate hiking cycles, there was often misplaced bullishness that appeared, as economists and market observers concluded that, because we hadn’t seen the effects yet, the rate hikes were not going disrupt the economy.  What typically followed was a realization that this optimism was premature, as the effects of the hikes made their way through the economy, leading to recession.  We believe there is a good chance history is repeating itself in this cycle.

Standouts in the portfolio included software company Adobe, as negative sentiment about a proposed merger reversed, and tech giants Amazon and Alphabet, which both saw strong growth.  The stocks of all three of these companies benefited from the shift in sentiment back toward growth companies.

Laggards included pharmaceutical company Bristol-Myers Squibb, which saw slowing sales of a top drug and had some disappointments in drug development, and financial services company Charles Schwab, who experienced rising funding costs due to customers moving funds out of low-yielding checking and savings accounts.

Annual Report |  1

TOWPATH TECHNOLOGY FUND

MANAGEMENT DISCUSSION & ANALYSIS (UNAUDITED)

For the fiscal year ended November 30, 2023, Towpath Technology Fund returned 16.67%, while the S&P 500 Equal Weight Information Technology Index returned 16.47% and the Morningstar Information Technology category peers returned 23.16%.  Since inception almost three years ago, the Fund has gained 24.73%, versus 22.96% for the Index and -7.5% for the technology fund peers.

Shares of technology companies, especially among the mega-caps, roared back in the latest fiscal year, as fears of recession faded and market sentiment shifted back to growth companies.  Excitement about generative artificial intelligence also provided a boost.  The tech behemoths, such as Alphabet, Apple, Meta Platforms, Microsoft, and Amazon, all of which are represented in the portfolio, are investing heavily in new technologies in a never-ending attempt to maintain their strong market positions and take advantage of the next big thing.  The nature of the digital economy has allowed them to build platforms that are difficult to replicate, and the benefits of scale have made their businesses extremely profitable, with the exception of Amazon.  There is a constant flow of anti-trust rumblings surrounding these enterprises, but heretofore the actions of the regulators have not been a significant hindrance to the business models.

A speculative fervor returned to the tech sector, with shares of many unprofitable companies rising from the ashes.  We believe, and our experience informs us, that focusing on profitable firms with sustainable competitive advantages and reasonable valuations will best serve our shareholders over the long run.  Many investors are under the impression that successful investing in the technology sector requires the ability to see into the future or to at least ride whatever trend is hot, but history is filled with disastrous results for those that played that game.  Our focus remains on the fundamentals.

The Fund’s strong performers for the year included Meta Platforms, which rocketed 177% higher.  The Facebook parent has overcome a variety of headwinds and refocused on its core business to return to growth.  Another winner was KLA, whose process control products improve the efficiency of semiconductor manufacturing.

Hurting performance were biotech company Biogen, whose Alzheimer drug approval was saddled with FDA restrictions that limit sales, and IT services provider DXC Technology, which saw increased competition and a pullback in industry spending.

Annual Report |  2

TOWPATH FOCUS FUND

PERFORMANCE ILLUSTRATION

NOVEMBER 30, 2023 (UNAUDITED)

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2023

FUND/INDEX	ONE YEAR	ANNUALIZED SINCE INCEPTION*	CUMULATIVE SINCE INCEPTION*	VALUE
Towpath Focus Fund	3.72%	11.53%	53.31%	$15,331
Russell 3000 Index	12.58%	10.28%	46.71%	$14,671
Lipper Multi-Cap Core Average	8.46%	8.58%	38.02%	$13,802

Hypothetical Cumulative Performance Comparison of $10,000

Investment Since Inception

* Inception December 31, 2019

This chart assumes a hypothetical initial investment of $10,000 made on the closing of December 31, 2019 (commencement of investment operations). Total return is based on the net change in Net Asset Value (“NAV”) and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Call 1-877-593-8637 for the most current performance data. Performance over one year is annualized.

The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

The Lipper Multi-Cap Core Funds Average is an average of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. You cannot invest directly in an index.

The Fund's estimated total annual operating expenses before fee waivers, per the March 30, 2023 prospectus, were 1.12%. After fee waivers, the Fund's total annual operating expenses were 1.12%.  The Fund's Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2024.

Annual Report |  3

TOWPATH TECHNOLOGY FUND

PERFORMANCE ILLUSTRATION

NOVEMBER 30, 2023 (UNAUDITED)

  TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2023

FUND/INDEX	ONE YEAR	ANNUALIZED SINCE INCEPTION*	CUMULATIVE SINCE INCEPTION*	VALUE
Towpath Technology Fund	16.67%	7.88%	24.73%	$12,473
S&P 500 Equal Weight Information Technology Index	16.47%	7.35%	22.96%	$12,296
Morningstar Technology Category Average	23.16%	-1.97%	-7.50%	$ 9,250

Hypothetical Cumulative Performance Comparison of $10,000

Investment Since Inception

* Inception December 31, 2020

This chart assumes a hypothetical initial investment of $10,000 made on the closing of December 31, 2020 (commencement of investment operations). Total return is based on the net change in Net Asset Value (“NAV”) and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  Call 1-877-593-8637 for the most current performance data. Performance over one year is annualized.

The S&P 500® Equal Weight Information Technology Index imposes equal weights on the index constituents included in the S&P 500 that are classified in the GICS® information technology sector. Investors cannot invest directly in an index.

The Morningstar US Technology index measures the performance of companies engaged in design, development, and support of computer operating systems and applications, manufacturing of computer equipment, data storage products, networking products, semiconductors, and components. Investors cannot invest directly in an index.

The Fund's estimated total annual operating expenses before fee waivers, per the March 30, 2023 prospectus, were 2.48%. After fee waivers, the Fund's total annual operating expenses were 1.12%.  The Fund's Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2024.

Annual Report |  4

TOWPATH FOCUS FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type or industry sector of the underlying securities as of November 30, 2023, represented as a percentage of the portfolio of investments.  Below categories are from Morningstar®.

Healthcare
29.06%
Industrials
1.44%
Money Market Fund
12.85%
Technology
5.14%
Basic Materials
2.95%
Communication Services
7.97%
Consumer Cyclical
17.31%
Consumer Defensive
5.18%
Energy
7.99%
Financial Services
10.11%

Portfolio composition is subject to change.

Annual Report |  5

TOWPATH TECHNOLOGY FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2023 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type or industry of the underlying securities as of November 30, 2023, represented as a percentage of the portfolio of investments.  Below categories are from Morningstar®.

Portfolio composition is subject to change.

Annual Report |  6

TOWPATH FOCUS FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2023

Shares		Fair Value

COMMON STOCKS - 87.05%

Apparel & Other Finished Products of Fabrics & Similar Material - 1.36%
5,900	Carter's, Inc.	$ 402,321

Beverages - 1.60%
8,100	Coca Cola Co.	473,364

Biological Products (No Diagnostic Substances) - 4.54%
2,920	Amgen, Inc.	787,349
7,300	Gilead Sciences, Inc.	559,180
		1,346,529
Computer & Office Equipment - 2.00%
20,220	HP, Inc.	593,255

Crude Petroleum & Natural Gas - 4.93%
22,200	Shell PLC ADR	1,460,760

Footwear (No Rubber) - 1.69%
13,200	Steven Madden Ltd.	500,544

Leather & Leather Products - 1.61%
15,100	Tapestry, Inc.	478,217

Metal Mining - 2.94%
7,400	BHP Group Ltd. ADR	451,104
6,100	Rio Tinto Group PLC ADR	421,449
		872,553
Miscellaneous Electrical Machinery, Equipment & Supplies - 1.39%
13,410	Energizer Holdings, Inc.	413,564

Motor Vehicle Parts & Accessories - 3.94%
24,820	Gentex Corp.	754,776
7,670	Magna International, Inc. Class A	413,490
		1,168,266
National Commercial Banks - 2.65%
25,770	Bank of America Corp.	785,727

Petroleum Refining - 3.06%
7,230	Valero Energy Corp.	906,353

Pharmaceutical Preparations - 13.10%
13,540	Bristol Myers Squibb Co.	668,605
23,464	GSK PLC ADR	844,469
22,580	Haleon PLC ADR	193,285
10,600	Novartis AG ADR	1,037,740
17,366	Prestige Consumer Healthcare, Inc. *	995,940
2,060	Sandoz Group AG ADR *	58,803
1,800	Sanofi SA ADR	84,150
		3,882,992
Retail-Apparel & Accessory Stores - 0.51%
39,655	Torrid Holdings, Inc. *	152,275

The accompanying notes are an integral part of these financial statements.

Annual Report |  7

TOWPATH FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2023

Shares		Fair Value

Retail-Catalog & Mail-Order Houses - 1.05%
2,140	Amazon.com, Inc. *	$ 312,633

Retail-Family Clothing Stores - 2.20%
5,000	Ross Stores, Inc.	651,900

Retail-Furniture Stores - 0.39%
3,700	Haverty Furniture Companies, Inc.	115,958

Retail-Grocery Stores - 2.18%
14,600	The Kroger Co.	646,342

Security Brokers, Dealers & Flotation Companies - 3.09%
14,940	The Charles Schwab Corp.	916,121

Services-Business Services - 1.96%
14,140	Ebay, Inc.	579,881

Services-Computer Programming, Data Processing, Etc. - 7.96%
17,800	Alphabet, Inc. Class A *	2,359,034

Services-Medical Laboratories - 1.90%
4,100	Quest Diagnostics, Inc.	562,643

Services-Prepackaged Software - 3.14%
400	Adobe, Inc. *	244,404
4,700	Check Point Software Technologies Ltd. (Israel) *	686,200
		930,604
Ship & Boat Building & Repairing - 1.44%
1,800	Huntington Ingalls Industries, Inc.	426,636

State Commercial Banks - 4.36%
26,730	Bank of New York Mellon Corp.	1,291,594

Transportation Services - 2.57%
244	Booking Holdings, Inc. *	762,671

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 9.49%
6,090	Cencora, Inc.	1,238,523
3,350	McKesson Corp.	1,576,376
		2,814,899

TOTAL COMMON STOCKS (Cost - $20,726,458) - 87.05%		25,807,636

MONEY MARKET FUND - 12.84%
3,804,840	First American Government Obligations Fund Class X, 5.29% **	3,804,840
TOTAL MONEY MARKET FUND (Cost - $3,804,840) - 12.84%		3,804,840

	Total Investments (Cost - $24,531,298) - 99.89%	29,612,476

	Other Assets Less Liabilities - 0.11%	34,001

	Net Assets - 100.00%	$ 29,646,477

* Non-Income Producing Security.

** Variable Rate Security: the Yield Rate shown represents the rate at November 30, 2023.

ADR - American Depositary Receipt

PLC- Public Limited Company

AG  - Aktiengesellschaft, a German term for a public limited company.

SA - Société Anonyme, a French term for a public limited company.

The accompanying notes are an integral part of these financial statements.

Annual Report |  8

TOWPATH TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2023

Shares		Fair Value

COMMON STOCKS - 87.29%

Biological Products (No Diagnostic Substances) - 2.32%
440	Biogen, Inc. *	$ 102,995

Computer & Office Equipment - 3.41%
3,000	HP, Inc.	88,020
400	International Business Machine Corp.	63,424
		151,444
Computer Communications Equipment - 3.71%
3,400	Cisco Systems, Inc.	164,492

Computer Peripheral Equipment - 1.30%
1,100	Fortinet, Inc. *	57,816

Computer Storage Devices - 3.32%
1,610	NetApp, Inc.	147,138

Electronic Components & Accessories - 1.20%
2,400	Vishay Intertechnology, Inc.	53,352

Electronic Computers - 4.93%
1,150	Apple, Inc.	218,442

Optical Instruments & Lenses - 3.19%
260	KLA Corp.	141,601

Printed Circuit Boards - 2.18%
6,449	TTM Technologies, Inc. *	96,799

Retail-Catalog & Mail-Order Houses - 1.15%
350	Amazon.com, Inc. *	51,132

Semiconductors & Related Devices - 4.85%
119	Broadcom, Inc.	109,839
4,984	Photronics, Inc. *	105,312
		215,151
Services-Business Services - 5.30%
395	Accenture PLC Class A (Ireland)	131,590
700	Alibaba Group Holding Ltd. ADR *	52,416
1,250	eBay, Inc.	51,263
		235,269
Services-Computer Integrated Systems Design - 0.09%
100	Open Text Corp. (Canada)	4,014

Services-Computer Processing & Data Preparation - 1.93%
3,700	DXC Technology Co. *	85,581

Services-Computer Programming, Data Processing, Etc. - 13.63%
2,710	Alphabet, Inc. Class A *	359,156
440	Baidu, Inc. ADR *	52,210
590	Meta Platforms, Inc. Class A *	193,019
		604,385

The accompanying notes are an integral part of these financial statements.

Annual Report |  9

TOWPATH TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2023

Shares		Fair Value

Services-Computer Programming Services - 4.77%
1,620	Cognizant Technology Solutions Corp. Class A	$ 114,016
460	VeriSign, Inc. *	97,612
		211,628
Services-Management Consulting Services - 6.39%
700	Booz Allen Hamilton Holding Corp. Class A	87,591
1,400	CGI, Inc. Class A (Canada) *	142,282
2,393	The Hackett Group, Inc.	53,388
		283,261
Services-Prepackaged Software - 16.13%
170	Adobe, Inc. *	103,872
1,230	Check Point Software Technologies Ltd. (Israel) *	179,580
400	DocuSign, Inc. *	17,240
5,100	DropBox, Inc. Class A *	143,718
290	Microsoft Corp.	109,884
2,100	Progress Software Corp.	113,106
190	Salesforce, Inc. *	47,861
		715,261
Ship & Boat Building & Repairing - 2.19%
410	Huntington Ingalls Industries, Inc.	97,178

Telephone Communications (No Radiotelephone) - 0.86%
1,000	Verizon Communications, Inc.	38,330

Wholesale-Electronic Parts & Equipment - 4.44%
710	Arrow Electronics, Inc. *	84,178
4,191	Ituran Location & Control Ltd. (Israel)	112,486
		196,664

TOTAL COMMON STOCKS (Cost - $3,314,732) - 87.29%		3,871,933

MONEY MARKET FUND - 12.95%
574,305	First American Government Obligations Fund Class X, 5.29% **	574,305
TOTAL MONEY MARKET FUND (Cost - $574,305) - 12.95%		574,305

	Total Investments (Cost - $3,889,037) - 100.24%	4,446,238

	Liabilities Less Other Assets - (0.24)%	(10,695)

	Net Assets - 100.00%	$ 4,435,543

* Non-Income Producing Security.

** Variable Rate Security: the Yield Rate shown represents the rate at November 30, 2023.

ADR - American Depositary Receipt

PLC- Public Limited Company

The accompanying notes are an integral part of these financial statements.

Annual Report |  10

TOWPATH FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

NOVEMBER 30, 2023

	Towpath	Towpath
	Focus	Technology
Assets:	Fund	Fund
Investments in Securities at Value (Cost $24,531,298, and $3,889,037)	$ 29,612,476	$ 4,446,238
Cash	1,000	-
Receivables:
Dividends	89,988	4,899
Shareholder Subscriptions	8,500	-
Due from Advisor, Net	-	1,794
Prepaid Expenses	4,542	2,026
Total Assets	29,716,506	4,454,957
Liabilities:
Payables:
Advisory Fees	46,361	-
Administrator Fees	226	226
Chief Compliance Officer Fees	226	226
Transfer Agent & Fund Accounting Fees	2,737	1,509
Trustee Fees	184	184
Other Accrued Expenses	20,295	17,269
Total Liabilities	70,029	19,414
Net Assets	$ 29,646,477	$ 4,435,543

Net Assets Consist of:
Paid In Capital	$ 23,739,780	$ 3,797,393
Distributable Earnings	5,906,697	638,150
Net Assets	$ 29,646,477	$ 4,435,543

Institutional Class
Net Assets	$ 29,646,477	$ 4,435,543
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	2,150,456	360,086
Net asset value and offering price per share	$ 13.79	$ 12.32

The accompanying notes are an integral part of these financial statements.

Annual Report |  11

TOWPATH FUNDS

STATEMENTS OF OPERATIONS

For the year ended November 30, 2023

	Towpath	Towpath
	Focus	Technology
	Fund	Fund
Investment Income:
Dividends (a)	$ 760,030	$ 54,651
Total Investment Income	760,030	54,651

Expenses:
Advisory Fees (see Note 3)	198,154	27,242
Transfer Agent & Fund Accounting Fees (see Note 3)	32,127	16,453
Audit Fees	15,891	14,609
Legal Fees	11,468	10,912
Registration Fees	9,470	5,679
Custody Fees	4,779	7,300
Administrative Fees (see Note 3)	2,976	2,975
Chief Compliance Officer Fees (see Note 3)	2,976	2,975
Trustee Fees	2,184	2,184
Printing & Mailing Fees	785	729
Other Fees	5,074	3,186
Total Expenses	285,884	94,244
Recoupment Fees	25,501	-
Fees Waived and/or Expenses Reimbursed by the Adviser	-	(51,435)
Net Expenses	311,385	42,809

Net Investment Income	448,645	11,842

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	428,993	71,691
Net Change in Unrealized Appreciation on Investments	135,191	532,511
Net Realized and Unrealized Gain on Investments	564,184	604,202

Net Increase in Net Assets Resulting from Operations	$ 1,012,829	$ 616,044

(a) Net of foreign withholding taxes of $15,826 and $747.

The accompanying notes are an integral part of these financial statements.

Annual Report |  12

TOWPATH FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	11/30/2023	11/30/2022
Increase in Net Assets From Operations:
Net Investment Income	$ 448,645	$ 264,851
Net Realized Gain on Investments	428,993	272,383
Net Change in Unrealized Appreciation on Investments	135,191	1,073,924
Net Increase in Net Assets Resulting from Operations	1,012,829	1,611,158

Distributions to Shareholders	(562,030)	(1,247,419)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	3,832,283	5,604,933
Proceeds from Reinvestment of Distributions:
Institutional Class	436,694	884,716
Cost of Shares Redeemed:
Institutional Class	(2,865,536)	(926,209)
Net Increase in Net Assets from Capital Share Transactions	1,403,441	5,563,440

Net Increase in Net Assets	1,854,240	5,927,179

Net Assets:
Beginning of Year	27,792,237	21,865,058

End of Year	$ 29,646,477	$ 27,792,237

Share Activity:
Institutional Class
Shares Sold	291,080	429,432
Shares Reinvested	34,224	66,570
Shares Redeemed	(223,189)	(74,653)
Net Increase in Shares of Beneficial Interest Outstanding	102,115	421,349

The accompanying notes are an integral part of these financial statements.

Annual Report |  13

TOWPATH TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	11/30/2023	11/30/2022
Increase/(Decrease) in Net Assets From Operations:
Net Investment Income/(Loss)	$ 11,842	$ (3,558)
Net Realized Gain on Investments	71,691	26,177
Net Change in Unrealized Appreciation/(Depreciation) on Investments	532,511	(248,911)
Net Increase/(Decrease) in Net Assets Resulting from Operations	616,044	(226,292)

Distributions to Shareholders	(18,800)	(21,781)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	326,545	672,310
Proceeds from Reinvestment of Distributions:
Institutional Class	15,393	17,056
Cost of Shares Redeemed:
Institutional Class	(36,130)	(65,484)
Net Increase in Net Assets from Capital Share Transactions	305,808	623,882

Net Increase in Net Assets	903,052	375,809

Net Assets:
Beginning of Year	3,532,491	3,156,682

End of Year	$ 4,435,543	$ 3,532,491

Share Activity:
Institutional Class
Shares Sold	29,395	60,383
Shares Reinvested	1,564	1,447
Shares Redeemed	(3,357)	(6,181)
Net Increase in Shares of Beneficial Interest Outstanding	27,602	55,649

The accompanying notes are an integral part of these financial statements.

Annual Report |  14

TOWPATH FOCUS FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period/year.

Years Ended			Period Ended *
	11/30/2023	11/30/2022	11/30/2021	11/30/2020
Net Asset Value, at Beginning of Period/Year	$ 13.57	$ 13.44	$ 11.12	$ 10.00
Income From Investment Operations:				
Net Investment Income **	0.21	0.14	0.09	0.11
Net Gain on Investments (Realized and Unrealized)	0.27	0.75	2.56	1.01
Total from Investment Operations	0.48	0.89	2.65	1.12
Distributions:				
Net Investment Income	(0.13)	(0.08)	(0.09)	-
Net Realized Gains	(0.13)	(0.68)	(0.24)	-
Total from Distributions	(0.26)	(0.76)	(0.33)	-
Net Asset Value, at End of Period/Year	$ 13.79	$ 13.57	$ 13.44	$ 11.12
Total Return ***	3.72%	6.76%	24.51%	11.20% (a)
Ratios/Supplemental Data:				
Net Assets at End of Period/Year (Thousands)	$ 29,646	$ 27,792	$ 21,865	$ 13,419
Before Waiver or Recoupment				
Ratio of Expenses to Average Net Assets	1.01%	1.10%	1.22%	1.73% (b)
Ratio of Net Investment Income to Average Net Assets	1.67%	1.08%	0.57%	0.57% (b)
After Waiver or Recoupment				
Ratio of Expenses to Average Net Assets	1.10% (c)	1.10% (c)	1.10% (c)	1.10% (b)(c)
Ratio of Net Investment Income to Average Net Assets	1.58% (c)	1.08% (c)	0.69% (c)	1.21% (b)(c)
Portfolio Turnover	12.33%	10.86%	25.29%	32.09% (a)

(a) Not annualized.

(b) Annualized.

(c) The contractual fee and expense waiver is reflected in both the net expense and net investment income ratios (see Note 3).

* For the period December 31, 2019 (commencement of investment operations) through November 30, 2020.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had the adviser not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

Annual Report |  15

TOWPATH TECHNOLOGY FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period/year.

(a) Not annualized.

(b) Annualized.

(c) The contractual fee and expense waiver is reflected in both the net expense and net investment income ratios (see Note 3).

* For the period December 31, 2020 (commencement of investment operations) through November 30, 2021.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had the adviser not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

Annual Report |  16

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2023

NOTE 1.  ORGANIZATION

The Towpath Focus Fund (the "Focus Fund") is a non-diversified series of the MSS Series Trust (the "Trust") and commenced operations on December 31, 2019. The Towpath Technology Fund (the “Technology Fund”) is a non-diversified series of the Trust and commenced operations on December 31, 2020. Each Fund’s investment objective is to provide long-term capital appreciation. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), established under the laws of Ohio by an Agreement and Declaration of Trust dated June 20, 2006 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees (the "Board" or "Trustees") to authorize and issue an unlimited number of shares, without par value, of beneficial interest of each separate series. There are currently four separate series offered by the Trust. The investment adviser to the Focus Fund and the Technology Fund is Oelschlager Investments, LLC (the "Adviser" or "Oelschlager").

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The following is a summary of significant accounting policies used in preparing the financial statements. The Trust follows the accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") under Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

SECURITY VALUATIONS:

Processes and Structure

The Board has adopted guidelines for valuing securities including circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for fair value pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser ("Fair Value Pricing"), subject to oversight by the Board. The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Annual Report |  17

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2023

Fair Value Measurements

GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

In December 2020, the Securities and Exchange Commission (“SEC”) adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The Funds were required to comply with Rule 2a-5 by September 8, 2022 and as a result, the Board of the Trust has approved valuation procedures for the Trust (the “Valuation Procedures”), which are used for determining the fair value of any Fund investments for which a market quotation is not readily available. The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”).

The Board has designated the Adviser as the valuation designee of the Funds. As valuation designee, the Adviser performs the fair value determination relating to any and all investments of each Fund, subject to the conditions and oversight requirements described in the Valuation Procedures. In furtherance of its duties as valuation designee, the Adviser has formed a valuation committee (the “Valuation Committee”), to perform fair value determinations and oversee the day-to-day functions related to the fair valuation of each Fund’s investments. The Valuation Committee may consult with representatives from the Trust’s outside legal counsel or other third-party consultants in their discussions and deliberations.

Equity securities (common stocks and ADR’s). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of

Annual Report |  18

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2023

securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market fund. Money market funds are valued at net asset value.  These securities will be categorized in Level 1 of the fair value hierarchy.

A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis are as follows.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about each Fund’s investments measured at fair value as of November 30, 2023, by major security type:

Towpath Focus Fund	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of November 30, 2023 (Total)
Assets
Common Stocks	$ 25,807,636	$ -	$ -	$ 25,807,636
Money Market Fund	3,804,840	-	-	3,804,840
Total	$ 29,612,476	$ -	$ -	$ 29,612,476

Towpath Technology Fund	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of November 30, 2023 (Total)
Assets
Common Stocks	$ 3,871,933	$ -	$ -	$ 3,871,933
Money Market Fund	574,305	-	-	574,305
Total	$ 4,446,238	$ -	$ -	$ 4,446,238

Annual Report |  19

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2023

The Funds did not hold any Level 3 securities during the year presented. For a further breakdown of each investment by industry type, please refer to each Fund’s Schedule of Investments.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period. Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020-2022) or expected to be taken in the Funds’ 2023 tax return. The Funds identify their major tax jurisdiction as U.S. federal and the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended November 30, 2023, the Funds did not incur any interest or penalties.

SHARE VALUATION: The Funds’ Net Asset Value (“NAV”) are calculated once daily at the close of regular trading hours on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Funds, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding for the Funds to determine the NAV of each share class.

Annual Report |  20

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2023

DISTRIBUTIONS TO SHAREHOLDERS: The Funds typically distribute substantially all of their net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Funds. As of November 30, 2023, the Technology Fund recorded permanent book/tax differences of $973 from distributable earnings (a decrease to distributable earnings) to paid-in-capital (an increase to paid-in-capital) due to imposed taxes on their 2022 tax return.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS: The Funds maintain their cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Funds have not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on its cash deposits.

NOTE 3.  RELATED PARTY TRANSACTIONS AND OTHER AGREEMENTS

INVESTMENT ADVISER: Oelschlager Investments, LLC, serves as the Funds’ investment adviser. Pursuant to a management agreement, each Fund pays Oelschlager an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.70% of each Fund's average daily net assets. Advisory Fees paid by each Fund are disclosed in the Statements of Operations.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2024, to ensure that the total annual operating expenses of the Funds, after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund

Annual Report |  21

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2023

fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.10% of the average daily net assets of each Fund. These fee waivers and expense reimbursements are subject to possible recoupment from each Fund within three years after the waiver or reimbursement occurs, if such recoupment is approved by the Board. The Funds may only make a repayment to the Adviser if such repayment does not cause the applicable Fund’s expenses to exceed both 1) the expense cap in place of the time the expenses were waived, and 2) the Fund’s current expense cap. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance. During the year ended November 30, 2023, for the Focus Fund, the Adviser recouped $25,501 in advisory fees and expenses, of which $25,702 Recoupment Fees expired as of November 30, 2023. During the year ended November 30, 2023 for the Technology Fund, the Adviser waived $51,435 in advisory fees and expenses.

Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Adviser, as of the date such fees were waived, for the Focus Fund through November 30, 2026, are as follows:

Recoverable Through	Amount Recoverable
November 30, 2024	$23,736
November 30, 2025	$838

Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Adviser, as of the date such fees were waived, for the Technology Fund through November 30, 2026, are as follows:

Recoverable Through	Amount Recoverable
November 30, 2024	$53,123
November 30, 2025	$45,800
November 30, 2026	$51,435

TRANSFER AGENT: An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC ("MSS"), the Funds’ transfer agent and fund accountant.  MSS receives an annual fee from the Funds of $11.50 per shareholder or an annual minimum for transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Funds based on the average net assets of each Fund. Transfer Agent and Fund Accounting Fees are disclosed in the Statements of Operations.

ADMINISTRATOR AND CCO: The Trust, on behalf of the Funds, also entered into Administration and Compliance Agreements with Empirical Administration, LLC ("Empirical") which provides for administration and compliance services to the Funds.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of

Annual Report |  22

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2023

MSS.  Mr. Pokersnik serves as the Chief Compliance Officer and an officer of the Trust.  For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a total monthly fee of $1,000 from the Funds. Administrative and Chief Compliance Officer Fees paid by the Funds are disclosed in the Statements of Operations.

UNDERWRITER: Ultimus Fund Distributors, LLC (the "Underwriter") (“Ultimus”) acts as the Funds' principal underwriter in a continuous offering of the Funds' shares. The Underwriter is compensated by the Adviser, not the Funds, for acting as principal underwriter. For the year ended November 30, 2023, Ultimus was paid $27,934 for its services provided to the Focus Fund and the Technology Fund.

NOTE 4.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended November 30, 2023 for the Focus Fund and the Technology Fund, were as follows:

	Focus Fund	Technology Fund
Purchases	$ 3,591,890	$ 518,815
Sales	$ 3,049,190	$ 541,462

NOTE 5.  FEDERAL INCOME TAX

For federal income tax purposes, the cost of investments owned as of November 30, 2023 is $24,553,879 and $3,889,039 for the Focus Fund and Technology Fund, respectively. As of November 30, 2023, the gross unrealized appreciation on a tax basis totaled $6,115,419 and the gross unrealized depreciation totaled $1,056,822 for a net unrealized appreciation of $5,058,597 for the Focus Fund. As of November 30, 2023, the gross unrealized appreciation on a tax basis totaled $755,645 and the gross unrealized depreciation totaled $198,446 for a net unrealized appreciation of $557,199 for the Technology Fund.

As of November 30, 2023, the difference between book and tax basis unrealized appreciation was attributed to the deferral of wash sales.

As of November 30, 2023 the components of distributable earnings on a tax basis for the Focus Fund were as follows:

Undistributed ordinary income	$482,394
Undistributed capital gain	365,706
Net unrealized appreciation	5,058,597
Total	$5,906,697

Annual Report |  23

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2023

As of November 30, 2023 the components of distributable earnings on a tax basis for the Technology Fund were as follows:

Late year ordinary income	$9,258
Undistributed capital gain	71,693
Net unrealized appreciation	557,199
Total	$638,150

For the year ended November 30, 2022, there were ordinary income distributions of $734,960 and long-term capital gain distributions of $512,459 for the Focus Fund. For the year ended November 30, 2022, there were ordinary income distributions of $15,377 and long-term capital gain distributions of $6,404 for the Technology Fund.

For the year ended November 30, 2023, there were ordinary income distributions of $318,324 and long-term capital gain distributions of $243,706 for the Focus Fund. For the year ended November 30, 2023, there were no ordinary income distributions and long-term capital gain distributions of $18,800 for the Technology Fund.

NOTE 6.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2023, Mark & Tina Oelschlager held approximately 35% of the voting securities of the Focus Fund and may be deemed to control the Fund.

NOTE 7.  CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 8.  MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, climate change or climate change related events, recessions and depressions, or other events could have a significant impact on the Funds and their investments and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a

Annual Report |  24

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2023

general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

NOTE 9.  SECTOR CONCENTRATION RISK

Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Technology Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

NOTE 10.  SUBSEQUENT EVENTS

On December 22, 2023, the Focus Fund declared the following distributions to shareholders of record as of December 22, 2023:

Total Distribution

Per Share Amount

Long-term

    $    368,434

         $0.17

Ordinary Income

    $    489,902

         $0.22

On December 22, 2023, the Technology Fund declared the following distributions to shareholders of record as of December 22, 2023:

Total Distribution

Per Share Amount

Long-term

    $        6,655

         $0.02

Ordinary Income

    $      12,969

         $0.04

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such other events requiring accounting or disclosure.

Annual Report |  25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 To the Shareholders of Towpath Funds

and Board of Trustees of MSS Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Towpath Focus Fund and Towpath Technology Fund (the “Funds”), each a series of MSS Series Trust, as of November 30, 2023, the related statements of operations, changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2023, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Towpath Focus Fund	For the year ended November 30, 2023	For the years ended November 30, 2023 and November 30, 2022	For the years ended November 30, 2023, 2022, 2021 and for the period December 31, 2019 (commencement of investment operations) through November 30, 2020
Towpath Technology Fund	For the year ended November 30, 2023	For the years ended November 30, 2023 and November 30, 2022	For the years ended November 30, 2023, 2022 and for the period December 31, 2020 (commencement of investment operations) through November 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.

Cleveland, Ohio

January 29, 2024

Annual Report |  26

TOWPATH FUNDS

EXPENSE ILLUSTRATION

NOVEMBER 30, 2023 (UNAUDITED)

Expense Example

As a shareholder of the Fund(s), you incur ongoing costs which consist of, management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period, June 1, 2023 through November 30, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Towpath Focus Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2023	November 30, 2023	June 1, 2023 to November 30, 2023

Actual	$1,000.00	$1,100.56	$5.79
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.55	$5.57

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Towpath Technology Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2023	November 30, 2023	June 1, 2023 to November 30, 2023

Actual	$1,000.00	$1,085.46	$5.75
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.55	$5.57

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report |  27

TOWPATH FUNDS

TRUSTEES & OFFICERS

NOVEMBER 30, 2023 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address and Year of Birth	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee
Paul K. Rode, Esq. 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1980	Trustee	Indefinite/ October 2016- present	Attorney, Keith D. Weiner & Assoc. Co. L.P.A. since September 2005	4	None
Michael Young 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1950	Trustee	Indefinite/ October 2016 - present	November 2013-Present: Consultant/Practitioner for Purdue, Rutgers and Northeastern Universities; June 2002-November 2013: Senior Federal Security Director for U.S. Department of Homeland Security	4	None

1The “Fund Complex” consists of the MSS Series Trust.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act and each officer of the Trust.

Name Address and Year of Birth	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee
Dr. Gregory B. Getts [1] 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1957	Trustee and President	Indefinite/ October 2016 - present	Owner/President, Mutual Shareholder Services, LLC, since 1999; Owner/President Arbor Court Capital, LLC, since January 2012.	4	None
Brandon M. Pokersnik 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1978	Treasurer, Secretary and Chief Compliance Officer	Indefinite/ October 2016 - present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	NA	NA

1 Gregory B. Getts is considered an “Interested” Trustee as defined in the 1940 Act because he is an officer of the Trust and President/owner of the Funds’ transfer agent and fund accountant.
2The “Fund Complex” consists of the MSS Series Trust.
Each non-interested Trustee receives $300 per quarterly meeting attended.

The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling 877-593-8637.

Annual Report |  28

TOWPATH FUNDS

ADDITIONAL INFORMATION

NOVEMBER 30, 2023 (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Funds at 877-593-8637 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.   The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Form N-PORT are available on the SEC’s website at http://sec.gov.  You may also obtain copies by calling the Funds at 877-593-8637.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended November 30, 2023, the Trust’s Liquidity Program Administrator (the “Administrator”) reviewed each Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Administrator concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

TOWPATH FOCUS FUND AND TOWPATH TECHNOLOGY FUND ADVISORY AGREEMENT RENEWAL (OCTOBER 12, 2023)

Counsel turned the Trustees attention to the renewal of the investment advisory agreement between Oelschlager Investments, LLC (“Oelschlager”) and the Trust, on behalf of the Towpath Focus Fund and the Towpath Technology Fund. Legal counsel assisted the Trustees throughout the advisory agreement review process. Counsel referred the Trustees to the memorandum from Thompson Hine regarding their duties in approving/renewing investment advisory and sub-advisory agreements, a copy of which was included in the Board Materials and provided to the Trustees in advance of the Meeting. Counsel discussed the factors that should be considered when evaluating the approval or renewal of advisory and sub-advisory agreements with the Trustees.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the advisory and sub-advisory agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the advisory and sub-advisory agreements.

Nature, Extent and Quality of Service. The Trustees discussed the advisory services provided by Oelschlager since inception of both Towpath Funds. They reviewed the background of key personnel responsible for servicing the Funds, noting that the key personnel had remained intact year over year. The Trustees noted that that the Adviser utilizes Pine Advisor Solutions, LLC for compliance and operational support. The Trustees reviewed the Adviser’s practice for monitoring compliance, acknowledging that the firm utilized order management software, which incorporated pre-trade and post-trade compliance reporting. The Trustees reviewed the four-step investment process, noting the analysis of the market, sector, quantitative and qualitative factors. They noted that Oelschlager continued to use a multi-factor process for broker-dealer selection that ensured the total cost or proceeds in each transaction is most

Annual Report |  29

TOWPATH FUNDS

ADDITIONAL INFORMATION (CONTINUED)

NOVEMBER 30, 2023 (UNAUDITED)

favorable to the Funds. Counsel indicated that Oelschlager did not report any recent litigations or regulatory examinations. After a discussion, the Trustees agreed that services provided by Oelschlager for each Fund have been satisfactory.

The Board inquired whether there would be any issues with continuing to run the Funds given that the Adviser was not profitable with respect to the Funds. Mr. Oelschlager responded that he was not concerned about lack of profitability and that it would not affect the Adviser’s ability to continue to serve as the Funds’ investment adviser. He further explained that the Adviser has progressed toward profitability and was currently emphasizing product performance over marketing. The Adviser also noted the fees it receives from its other advisory clients.

Performance. The Trustees reviewed the Funds’ investment strategies and objectives. They noted that the Towpath Focus Fund outperformed its peer group average and underperformed its Russell 3000 Index Benchmark and Lipper Category Average (Multi-Cap Core) for the one-year period ended August 31, 2023. The Trustees noted that Towpath Focus significantly outperformed its peer group average, Lipper Multi-Cap Core Average and Russell 3000 Index for the 3-year period, ending August 31, 2023; it also outperformed the Russell 3000 Index since December 31, 2019 inception.

With respect to the Towpath Technology Fund, the Trustees noted that the Fund outperformed its U.S. Technology Morningstar Category and the S&P 500 Equal Weight Information Technology Index (“S&P EWIT Index"), while it underperformed the peer group average and the Lipper Category Average (Science and Technology) for the one-year period ended August 31, 2023. They also noted that since the Fund’s December 31, 2020 inception, the Fund outperformed the Morningstar category and outperformed the S&P EWIT Index.  After discussion, the Trustees concluded that the performance of both Towpath Funds was satisfactory.

Fees and Expenses.

Technology Fund: The Trustees noted that the Fund’s advisory fee was 0.70% and observed that the Fund’s advisory fee was slightly lower than the Fund’s peer group average.  They noted that Oelschlager agreed to enter into an expense limitation agreement, under which it agreed to contractually limit expenses to 1.10% subject to certain exclusions. After a discussion, the Trustees agreed that the advisory fee was not unreasonable.

Focus Fund: The Trustees noted that the advisory fee was 0.70%, which was lower than the Fund’s peer group average. They noted that Oelschlager agreed to continue the expense limitation agreement, under which it agreed to contractually limit expenses to 1.10% subject to certain exclusions. After a discussion, the Trustees agreed that the advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by Oelschlager with respect to each Fund and considered whether projected profits, if any, were reasonable. They noted that the adviser reported a loss in connection with each Fund over the previous twelve months of operations for each Fund, however, the advisory fees separate from the Funds allow the adviser to absorb the lost profits from the Funds. The Trustees concluded excessive profitability was not a relevant concern at this time.

Economies of Scale. The Trustees considered whether Oelschlager will experience economies of scale with respect to the management of the Funds. They noted that the adviser indicated that it was open to discussing the implementation of economies of scale as each Fund’s assets increased. The Trustees concluded that the absence of breakpoints at this time was reasonable.

Conclusion. Having requested and received such information from Oelschlager as the Trustees believed reasonably necessary to evaluate the terms of Management Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable with respect to each Fund and that approval of the Management Agreement was in the best interests of shareholders of each Fund respectively.

Annual Report |  30

INVESTMENT ADVISER

Oelschlager Investments, LLC

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

LEGAL COUNSEL

Thompson Hine LLP

CUSTODIAN

U.S. Bank N.A.

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

DISTRIBUTOR

Ultimus Fund Distributors, LLC

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.  The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Registrant

Adviser

FY 2023

$ 26,000

$ 0

FY 2022

$ 24,700

$ 0

(b)

Audit-Related Fees

Registrant

Adviser

FY 2023

$ 0

$ 0

FY 2022

$ 0

$ 0

(c)

Tax Fees

Registrant

Adviser

FY 2023

$ 6,000

$ 0

FY 2022

$ 6,000

$ 0

(d)

All Other Fees

Registrant

Adviser

FY 2023

$ 0

$ 0

FY 2022

$ 0

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2023

$ 6,000

FY 2022

$ 6,000

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)

Not applicable.

(j)

Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/ Gregory B. Getts

     Gregory B. Getts

     President

Date:  February 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory B. Getts

      Gregory B. Getts

      President

Date:  February 5, 2024

By /s/ Brandon M. Pokersnik

      Brandon M. Pokersnik

      Principal Financial Officer

Date:  February 5, 2024